Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended						12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 QVC-Japan	Dec. 31, 2012 QVC-UK	Dec. 31, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2012 Buildings and improvements	Dec. 31, 2011 Buildings and improvements	Dec. 31, 2012 Buildings and improvements Minimum	Dec. 31, 2012 Buildings and improvements Maximum	Dec. 31, 2012 Furniture and other equipment	Dec. 31, 2011 Furniture and other equipment	Dec. 31, 2012 Furniture and other equipment Minimum	Dec. 31, 2012 Furniture and other equipment Maximum	Dec. 31, 2012 Broadcast equipment	Dec. 31, 2011 Broadcast equipment	Dec. 31, 2012 Broadcast equipment Minimum	Dec. 31, 2012 Broadcast equipment Maximum	Dec. 31, 2012 Computer equipment	Dec. 31, 2011 Computer equipment	Dec. 31, 2012 Computer equipment Minimum	Dec. 31, 2012 Computer equipment Maximum	Dec. 31, 2012 Transponders	Dec. 31, 2011 Transponders	Dec. 31, 2012 Transponders Minimum	Dec. 31, 2012 Transponders Maximum	Dec. 31, 2012 Projects in progress	Dec. 31, 2011 Projects in progress
Property, Plant and Equipment
Property, plant and equipment, gross		$ 1,997	$ 1,897			$ 96	$ 104	$ 878	$ 834			$ 411	$ 408			$ 91	$ 83			$ 185	$ 167			$ 137	$ 150			$ 199	$ 151
Less accumulated depreciation	(857)	(866)	(813)
Property, plant and equipment, net	1,084	1,131	1,084
Estimated useful life										8 years	20 years			2 years	8 years			3 years	5 years			2 years	4 years			8 years	15 years
Total expected project cost				230
Cumulative cost of project				205
Cost of improvements					$ 50